Bank Borrowings (Narrative) (Details) $ in Thousands			1 Months Ended							3 Months Ended		12 Months Ended
	May. 12, 2015 USD ($)	Sep. 04, 2014 USD ($)	May. 31, 2015 USD ($)	May. 31, 2015 CNY (¥)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY (¥)	May. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	May. 31, 2014 USD ($)	May. 31, 2014 CNY (¥)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2015 CNY (¥)	May. 31, 2014 CNY (¥)	Mar. 31, 2014 CNY (¥)	Feb. 28, 2014 CNY (¥)
Line of Credit Facility [Line Items]
Interest expense incurred													¥ 7,762,000
2014 Facility 1 [Member]
Line of Credit Facility [Line Items]
Term of loan facility agreement									2 years
Maximum amount of loan the group can borrow | $									$ 21,000
Percentage added to the reference rate to compute the floating interest rate									2.95%
Reference rate												3 months LIBOR	3 months LIBOR
Pledged time deposits for this bank facility																		¥ 140,000,000
Loan drew down										$ 21,000	¥ 128,770,000
Amount of loan repaid | $		$ 21,000
Transaction costs															¥ 1,475,000
Transaction costs that have not been amortized						¥ 1,073,000								¥ 1,073,000	0
Interest expense incurred													¥ 743,000	1,211,000
2014 Facility 2 [Member]
Line of Credit Facility [Line Items]
Pledged time deposits for this bank facility																	¥ 223,038,000
Amount of loan repaid													85,000,000
Transaction costs															3,281,000
Transaction costs that have not been amortized						2,893,000								2,893,000	688,000
Interest expense incurred													¥ 5,917,000	782,000
Restricted cash deposited as interest reserve						8,024,000								8,024,000	6,103,000
2014 Facility 2 Part 1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of loan the group can borrow | $								$ 20,000
Percentage added to the reference rate to compute the floating interest rate								1.25%
Reference rate												3 month LIBOR	3 month LIBOR
Loan drew down												$ 20,000	¥ 123,042,000
2014 Facility 2 Part 2 [Member]
Line of Credit Facility [Line Items]
Maximum amount of loan the group can borrow																	¥ 85,000,000
Percentage added to the reference rate to compute the floating interest rate								1.25%
Reference rate												bank's cost of funds	bank's cost of funds
Loan drew down | $												$ 85,000
2014 Facility 3 [Member]
Line of Credit Facility [Line Items]
Maximum amount of loan the group can borrow | $							$ 18,000			$ 18,000
Percentage added to the reference rate to compute the floating interest rate							1.00%
Reference rate												1 month LIBOR	1 month LIBOR
Pledged time deposits for this bank facility																¥ 129,896,000
Loan drew down			$ 4,000	¥ 24,455,000	$ 14,000	86,373,000
Transaction costs															1,397,000
Transaction costs that have not been amortized						¥ 258,000								258,000	166,000
Interest expense incurred													¥ 1,047,000	¥ 66,000
2014 Facility 3 [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Term of loan facility agreement							2 years
2015 Facility 1 [Member]
Line of Credit Facility [Line Items]
Term of loan facility agreement	2 years
Maximum amount of loan the group can borrow | $	$ 12,000
Percentage added to the reference rate to compute the floating interest rate	1.00%
Reference rate												1 month LIBOR	1 month LIBOR
Pledged time deposits for this bank facility				79,000,000
Loan drew down			$ 8,000	¥ 48,909,000
Transaction costs															99,000
Transaction costs that have not been amortized															¥ 33,000
Interest expense incurred													¥ 55,000
Outstanding balance under facility | $												$ 8,000